Events subsequent to the statement of financial position date (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of events subsequent to the statement of financial position date [abstract]
Raise share capital	€ 1
Raise share premium	140
Raise exercise of Warrants	140
Convertible loan to Fluidda NV	0
Exercise of warrant	€ 21,750
Software segment total sales	24.00%
Medical segment total sales	34.00%
Manufacturing segment total sales	42.00%